Accounts Payable and Accrued Liabilities (Schedule of Accounts Payable and Accrued Liabilities) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 636,961	$ 1,286,613
Accrued liabilities	1,005,138	216,081
Total accounts payable and accrued liabilities	$ 1,642,099	$ 1,502,694